TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
TRADE PAYABLES
Schedule of information about trade payables

	As of December 31,
	2020	2019
	RMB’000	RMB’000
Trade payables	6,750	22,577